Cover	Oct. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-55504
Entity Registrant Name	DUKE Robotics Corp.
Entity Central Index Key	0001638911
Entity Tax Identification Number	47-3052410
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10 HaRimon Street
Entity Address, City or Town	Mevo Carmel Science and Industrial Park
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069203
City Area Code	72
Local Phone Number	4-8124101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false